Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Going Concern [Abstract]
Going Concern
15. Going Concern

The accompanying Consolidated Financial Statements have been prepared on a going concern basis, which contemplates the continuation of the Group as a going concern. Due to the start-up nature of its business, the Group has generated recurring losses and expects to incur additional losses as it expands its photopurification technology and develops marketing, sales and financial plans. As reflected in the accompanying Consolidated Financial Statements, the Company’s total consolidated liabilities exceed total consolidated assets at March 31, 2014 and December 31, 2013 by $1,484,075 and $1,352,572, respectively, and the Company has incurred cumulative consolidated operating losses since the date of inception. To date, the Company’s cash flow requirements have been met with cash investments by its shareholders, certain third parties and to a considerably lesser extent, sales and interest income.

The Company will require additional capital to continue its development and to achieve sufficient revenues to support its operations. The Company’s future capital requirements will depend on many factors, including its ability to grow and maintain revenues and its ability to manage expenses and expected capital expenditures. The Company will require additional financing either through borrowings or the sale of additional equity to support its operations.

The Company’s access to additional financing, if any, will depend on a variety of factors over which the Company has little or no control. These factors include market conditions, the general unavailability of equity financing to the Company in light of its limited revenues, the actual financial and operational results of the Company on a consolidated basis, as well as investors’ perception of the Company’s short-term and long-term financial prospects. If future financing is not available on acceptable terms, or on any other terms, the Company will not be able to continue as a going concern.

Management is currently pursuing plans to address the cash flow requirements of the Company for the twelve months ending March 31, 2015 and beyond. The Company is engaged in discussions with current and other potential investors, and the Company is also considering additional offerings of Common Stock during 2014. In addition, the Company projects that increase in the commercialization of its technology may provide additional cash flow for operations. However, the Company did not enter into any commercial agreements during 2013 or in the three months ended March 31, 2014 that provided materials amounts of revenue.

The Consolidated Financial Statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

15. Going Concern

The accompanying Consolidated Financial Statements have been prepared on a going concern basis, which contemplates the continuation of the Group as a going concern.  Due to the start-up nature of its business, the Group has generated recurring losses and expects to incur additional losses as it expands its photopurification technology and develops marketing, sales and financial plans.  As reflected in the accompanying Consolidated Financial Statements, the Company’s total consolidated liabilities exceed total consolidated assets at December 31, 2013 and December 31, 2012 by $1,352,572 and $4,075,374, respectively, and the Company has incurred cumulative consolidated operating losses since the date of inception.  To date, the Company’s cash flow requirements have been met with cash investments by its shareholders , certain third parties and to a considerably lesser extent, sales and interest income.

The Company will require additional capital to continue its development and to achieve sufficient revenues to support its operations.  The Company’s future capital requirements will depend on many factors, including its ability to grow and maintain revenues and its ability to manage expenses and expected capital expenditures.  The Company will require additional financing either through borrowings or the sale of additional equity to support its operations.

The Company’s access to additional financing, if any, will depend on a variety of factors over which the Company has little or no control. These factors include market conditions, the general unavailability of equity financing to the Company in light of its limited revenues, the actual financial and operational results of the Company on a consolidated basis, as well as investors’ perception of the Company’s short-term and long-term financial prospects.  If future financing is not available on acceptable terms, or on any other terms, the Company will not be able to continue as a going concern.

Management is currently pursuing plans to address  the cash flow requirements of the Company for the twelve months ending December 31, 2014 and beyond. The Company is engaged in discussions with current and other potential investors, and the Company is also considering additional offerings of Common Stock during 2014.  In addition, the Company projects that increase in the commercialization of its technology may provide additional cash flow for operations. However, the Company did not enter into any commercial agreements during  2013 that provided materials amounts of revenue.

The Consolidated Financial Statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.